LOANS (Schedule of Outstanding Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Accounts Notes and Loans Receivable [Line Items]
Total	$ 300,198	$ 179,085	$ 177,539	$ 182,086
Less: Net deferred loan fees	162	89	74	84
Allowance for loan losses	1,783	1,908	1,989	2,004
Loans, net of allowance, Total	298,253	177,088	175,476	179,998
One to Four Family [Member]
Accounts Notes and Loans Receivable [Line Items]
Total		135,243	132,462	141,307
Real Estate Multi Family [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	6,992	889	1,020	985
Commercial Real Estate [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	57,552	17,321	16,763	16,333
Construction and Land [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	8,071	2,176	3,840	3,095
Commercial And Industrial [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	26,191	5,641	5,509	4,895
Home Equity Line of Credit [Member]
Accounts Notes and Loans Receivable [Line Items]
Total		5,953	5,872	5,911
Consumer Motor Vehicle [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	10,495	8,902	9,015	6,968
Other [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	7,179	2,960	3,058	2,592
Real Estate [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	248,448	155,629	154,085	161,720
Less: Net deferred loan fees				1,824
Allowance for loan losses	1,623	1,818	1,879	1,824
Real Estate [Member] | One to Four Family [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	175,833	135,243
Real Estate [Member] | Real Estate Multi Family [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	6,992	889
Real Estate [Member] | Commercial Real Estate [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	57,552	17,321
Real Estate [Member] | Construction and Land [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	8,071	2,176
Consumer [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	25,559	17,815	17,945	15,471
Less: Net deferred loan fees				133
Allowance for loan losses	28	52	44	133
Consumer [Member] | Home Equity Line of Credit [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	7,885	5,953
Consumer [Member] | Consumer Motor Vehicle [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	10,495	8,902
Consumer [Member] | Other [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	$ 7,179	$ 2,960